Revenue Recognition	6 Months Ended
Dec. 31, 2016
Revenue Recognition [Abstract]
Revenue Recognition And License Agreement [Text Block]
Note 4 – Revenue Recognition

The $794,000 and $448,000 product and service revenue recognized during the three months ended December 31, 2016 and 2015, respectively, and the $1,492,000 and $914,000 product and service revenue recognized during the six months ended December 31, 2016 and 2015, respectively, represents sales of the Company’s Natesto, ProstaScint, and Primsol products and the MiOXSYS Systems.

The license revenue of $0 and $21,000 recognized in the three months ended December 31, 2016 and 2015, respectively, and the license revenue of $0 and $43,000 recognized in the six months ended December 31, 2016 and 2015, respectively represent the amortization of the upfront payments received from the Company’s Zertane licensing agreements. The initial payment of $500,000 from the license agreement for Zertane with a Korean pharmaceutical company was deferred and was being recognized over ten years. The initial payment of $250,000 from the license agreement for Zertane with a Canadian-based supplier was deferred and was being recognized over seven years.

At the end of fiscal 2016, Aytu determined that the Zertane asset had no value as Aytu did not have the resources to complete the necessary clinical trials and bring it to market before the patents expire. The remaining deferred revenue of $426,000 was recognized as of June 30, 2016.